S-K 1603(a) SPAC Sponsor	Oct. 07, 2025 shares
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Insight Digital Partners Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Affiliate, or Promoter	Promoter
Founder Shares [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	3,518,108
Private Placement Warrants [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares	2,714,054